Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP025 [Member]
Schedule of Assets [Line Items]
Schedule of Assets [Text Block]
THE 401(k) SAVINGS PLAN FOR GHC AFFILIATES
EIN 53-0182885, PLAN NO. 025
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025

	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Cost	Current Value

*	Graham Holdings Company Master Trust	Interest in Master Trust	**	$85,447,958

*	Notes receivable from Participants	Participant loans (4.25% - 9.5%)	**	1,102,008
	Total Assets Held at End of Year			$86,549,966

*	Party-in-interest
**	Cost is not required for participant-directed investments.